Schedule of Investments PIMCO PCM Fund, Inc.	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 139.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 20.3%
AL GCX Holdings LLC 6.314% due 05/17/2029	$495	$494
Aspire Bakeries Holdings LLC 8.575% due 12/13/2030	199	200
Cengage Learning, Inc. 7.822% - 7.829% due 03/24/2031	199	197
Central Parent, Inc. 7.549% due 07/06/2029 ~	598	516
Clover Holdings SPV III LLC 15.000% due 12/09/2027	25	25
CoreWeave Compute Acquisition Co. LLC TBD% - 10.322% due 05/16/2029 «µ	800	804
Databricks, Inc.
TBD% due 01/03/2031 «µ	91	91
TBD% due 01/03/2031 «	409	413
Element Materials Technology Group U.S. Holdings, Inc. 8.049% due 07/06/2029	987	987
Encina Private Credit LLC TBD% - 8.911% due 11/30/2025 «µ	522	513
Envision Healthcare Corp.
11.152% due 07/20/2026 «	81	81
12.277% due 11/03/2028 «	1,782	1,809
12.575% due 12/30/2027	190	191
EP Purchaser LLC 9.061% due 11/06/2028 ~	99	100
EPIC Y-Grade Services LP 10.044% due 06/29/2029	299	299
First Brands Group LLC 9.552% due 03/30/2027 ~	397	369
Foundation Building Materials Holding Co. LLC 7.802% due 01/31/2028	299	285
Hudson's Bay Co. TBD% due 04/03/2026 «	345	341
Ivanti Software, Inc. 8.817% due 12/01/2027 «~	1,137	879
LABL, Inc. 9.425% due 10/30/2028 ~	397	331
Lealand Finance Co. BV 7.439% due 06/30/2027 ~	27	14
Lealand Finance Co. BV (5.439% Cash and 3.000% PIK) 8.439% due 12/31/2027 ~(c)	222	97
Modena Buyer LLC 8.791% due 07/01/2031 ~	499	484
Newfold Digital 7.929% due 02/10/2028 «~	190	141
Padagis LLC 9.300% due 07/06/2028	350	329
Peraton Corp. 8.175% due 02/01/2028	399	356
RealPage, Inc. 7.561% due 04/24/2028	318	314
Softbank Vision Fund II 6.000% due 12/23/2025 «•	529	524
Syniverse Holdings, Inc. 11.299% due 05/13/2027	1,075	1,058
U.S. Renal Care, Inc. 9.439% due 06/20/2028 ~	2,044	1,911
Vista Management Holding, Inc. TBD% due 03/26/2031 «	100	99
Westmoreland Coal Co. 8.000% due 03/15/2029 «	277	104
X Corp. 10.949% due 10/26/2029 ~	600	597

Total Loan Participations and Assignments (Cost $15,108)		14,953

CORPORATE BONDS & NOTES 20.8%
BANKING & FINANCE 4.7%
Armor Holdco, Inc. 8.500% due 11/15/2029	200	194
BGC Group, Inc. 6.600% due 06/10/2029 (j)	100	103

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

GN Bondco LLC 9.500% due 10/15/2031	400	401
Nuveen Churchill Direct Lending Corp. 6.650% due 03/15/2030 (j)	1,000	1,014
Uniti Group LP
6.000% due 01/15/2030 (j)	1,065	923
10.500% due 02/15/2028	772	821
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(d)	991	0

		3,456

INDUSTRIALS 15.6%
Avient Corp. 6.250% due 11/01/2031	100	99
Chobani LLC 7.625% due 07/01/2029	100	103
Claritev Corp. (6.500% Cash and 0.750% PIK) 7.250% due 03/31/2031 (c)	541	325
CVS Pass-Through Trust 5.880% due 01/10/2028 (j)	421	426
DISH DBS Corp.
5.250% due 12/01/2026	660	607
5.750% due 12/01/2028	400	338
DISH Network Corp. 11.750% due 11/15/2027	800	843
Exela Intermediate LLC (11.500% Cash) 11.500% due 04/15/2026 (c)	15	2
Fertitta Entertainment LLC 6.750% due 01/15/2030	400	346
Incora Intermediate LLC 0.000% due 01/31/2030 «	1,362	1,362
Incora Top Holdco LLC 0.000% due 01/30/2033 ^«(d)(i)	1,012	1,462
Insulet Corp. 6.500% due 04/01/2033	100	102
JetBlue Airways Corp. 9.875% due 09/20/2031 (j)	400	395
LifePoint Health, Inc.
9.875% due 08/15/2030	100	106
11.000% due 10/15/2030 (j)	500	544
MPH Acquisition Holdings LLC 5.750% due 12/31/2030	63	46
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (c)	96	83
Newfold Digital Holdings Group, Inc. 6.000% due 02/15/2029 «	300	180
Olympus Water U.S. Holding Corp. 7.250% due 06/15/2031	200	196
Performance Food Group, Inc. 6.125% due 09/15/2032	100	100
PetSmart, Inc. 7.750% due 02/15/2029	200	184
Prime Healthcare Services, Inc. 9.375% due 09/01/2029	500	472
Quikrete Holdings, Inc.
6.375% due 03/01/2032	400	403
6.750% due 03/01/2033	100	100
Rivian Holdings LLC 10.502% due 10/15/2026 ~	500	504
Specialty Building Products Holdings LLC 7.750% due 10/15/2029	100	92
Topaz Solar Farms LLC 4.875% due 09/30/2039 (j)	238	213
Transocean Aquila Ltd. 8.000% due 09/30/2028	326	333
Transocean, Inc. 8.250% due 05/15/2029	500	489
U.S. Renal Care, Inc. 10.625% due 06/28/2028 (j)	249	213
Valaris Ltd. 8.375% due 04/30/2030	100	100
Venture Global LNG, Inc.
9.500% due 02/01/2029	200	215
9.875% due 02/01/2032 (j)	300	319
Waste Pro USA, Inc. 7.000% due 02/01/2033	200	201

		11,503

UTILITIES 0.5%
Pacific Gas & Electric Co. 4.300% due 03/15/2045 (j)	463	363

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

Total Corporate Bonds & Notes (Cost $16,315)		15,322

U.S. GOVERNMENT AGENCIES 6.7%
Fannie Mae 4.000% due 06/25/2050 (a)	562	110
Freddie Mac
0.700% due 11/25/2055 ~(a)	5,831	358
1.696% due 05/25/2050 •(a)	1,293	165
2.010% due 11/25/2045 ~(a)	1,027	50
3.500% due 02/25/2041 (a)	1,444	205
4.000% due 07/25/2050 (a)	4,955	1,127
5.000% due 03/15/2040 (a)	112	4
9.604% due 10/25/2029 •(j)	250	269
11.840% due 10/25/2041 •(j)	1,100	1,171
12.004% due 12/25/2027 •	337	341
12.140% due 11/25/2041 •(j)	1,100	1,181

Total U.S. Government Agencies (Cost $4,849)		4,981

NON-AGENCY MORTGAGE-BACKED SECURITIES 36.5%
245 Park Avenue Trust 3.657% due 06/05/2037 ~	655	606
Adjustable Rate Mortgage Trust 6.213% due 01/25/2036 ~	45	42
Ashford Hospitality Trust 5.892% due 04/15/2035 •(j)	900	894
Banc of America Alternative Loan Trust 5.211% due 04/25/2037 ~	57	51
Banc of America Funding Trust
2.906% due 12/20/2034 ~	89	64
4.485% due 03/20/2036 •	31	27
5.806% due 03/25/2037 ~	29	28
7.000% due 10/25/2037	244	173
Banc of America Mortgage Trust
5.761% due 06/25/2035 ~	35	34
6.964% due 06/20/2031 ~	65	65
Barclays Commercial Mortgage Securities Trust 3.688% due 02/15/2053 ~	1,000	816
BCAP LLC Trust 4.826% due 07/26/2036 •	41	34
Bear Stearns ALT-A Trust
4.019% due 05/25/2036 ~	675	630
4.243% due 05/25/2036 ~	22	16
4.536% due 08/25/2036 •	178	83
4.553% due 07/25/2035 ~	86	61
4.676% due 11/25/2036 •	437	226
4.775% due 04/25/2037 •	358	317
4.820% due 01/25/2047 ~	20	10
6.625% due 09/25/2034 ~	55	53
Bear Stearns Asset-Backed Securities Trust 5.500% due 12/25/2035	21	14
Bear Stearns Commercial Mortgage Securities Trust 5.657% due 10/12/2041 •	20	20
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 þ	69	66
CD Mortgage Trust 5.688% due 10/15/2048	50	47
Chase Mortgage Finance Trust 6.000% due 03/25/2037	155	84
Citigroup Mortgage Loan Trust
5.172% due 10/25/2035 ~	860	772
5.437% due 11/25/2035 ~(j)	1,010	509
6.250% due 11/25/2037 •	649	270
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.339% due 09/25/2035 ~	56	38
Connecticut Avenue Securities Trust 7.440% due 10/25/2041 •(j)	800	814
Countrywide Alternative Loan Trust
4.985% due 10/25/2037 •(j)	3,340	721
4.995% due 02/25/2037 •	101	85
5.015% due 02/25/2036 •	330	300
5.500% due 03/25/2035	370	157
6.000% due 11/25/2035	158	23
6.000% due 04/25/2036 (j)	2,129	1,004
Countrywide Home Loan Mortgage Pass-Through Trust
4.353% due 09/20/2036 •	49	43
4.933% due 09/25/2047 •	155	142
5.075% due 03/25/2035 •	58	51
6.000% due 05/25/2037	176	78
6.305% due 03/25/2046 •	199	148
6.662% due 02/20/2036 •	2	2
Credit Suisse First Boston Mortgage Securities Corp. 7.000% due 02/25/2033	24	24
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036 (j)	834	401

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

6.396% due 04/25/2036 þ	127	66
6.500% due 05/25/2036	143	61
DBGS Mortgage Trust 0.000% due 10/15/2036 •(a)	147,870	0
Extended Stay America Trust 8.133% due 07/15/2038 ~(j)	780	780
First Horizon Alternative Mortgage Securities Trust 5.514% due 08/25/2035 ~	1	0
GS Mortgage Securities Trust 0.429% due 08/10/2043 •(a)	1,722	1
GSR Mortgage Loan Trust 4.517% due 03/25/2047 ~	545	325
HarborView Mortgage Loan Trust 4.931% due 01/19/2036 •	361	236
IndyMac INDA Mortgage Loan Trust 4.207% due 06/25/2037 ~	80	64
IndyMac INDX Mortgage Loan Trust 3.490% due 05/25/2036 ~	87	48
JP Morgan Alternative Loan Trust 6.500% due 03/25/2036 (j)	714	389
JP Morgan Chase Commercial Mortgage Securities Trust
0.389% due 02/15/2046 «~(a)	50,520	252
5.811% due 07/05/2033 ~(j)	843	775
6.667% due 02/15/2035 •	206	197
8.617% due 02/15/2035 •(j)	741	711
10.974% due 11/15/2038 •(j)	900	864
JP Morgan Mortgage Trust 7.191% due 07/25/2035 •	6	6
Lehman Mortgage Trust
5.752% due 04/25/2036 •	138	87
6.000% due 05/25/2037	2	2
MASTR Adjustable Rate Mortgages Trust 5.858% due 11/25/2035 ~	165	71
MASTR Asset Securitization Trust 6.000% due 06/25/2036 •	144	84
Merrill Lynch Mortgage Investors Trust
4.855% due 07/25/2030 •	8	7
5.095% due 11/25/2029 •	28	25
6.039% due 11/25/2035 •	33	32
6.501% due 02/25/2034 ~	2	2
6.971% due 05/25/2033 ~	6	5
MFA Trust
4.260% due 12/25/2066 ~(j)	1,000	835
4.425% due 08/25/2061 ~(j)	1,000	850
Morgan Stanley Capital Trust
0.630% due 11/12/2049 ~(a)	75	0
8.967% due 11/15/2034 •	400	383
Morgan Stanley Mortgage Loan Trust
6.000% due 08/25/2037	136	47
6.663% due 01/25/2035 ~	133	116
Morgan Stanley Re-REMIC Trust 4.750% due 03/26/2037 ~(j)	1,585	1,352
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060	29	27
Natixis Commercial Mortgage Securities Trust
4.058% due 04/10/2037 ~	1,197	582
8.264% due 03/15/2035 •(j)	263	264
9.512% due 03/15/2035 •(j)	525	528
New Residential Mortgage Loan Trust 3.851% due 11/25/2059 •(j)	2,900	1,518
Regal Trust 1.723% due 09/29/2031 •	8	7
Residential Accredit Loans, Inc. Trust
5.213% due 01/25/2036 •	154	104
6.000% due 08/25/2035	95	84
6.000% due 06/25/2036	52	41
6.500% due 09/25/2037	98	81
Residential Asset Securitization Trust 6.000% due 03/25/2037	182	55
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2036	76	65
Soho Trust 2.697% due 08/10/2038 ~	450	353
Structured Adjustable Rate Mortgage Loan Trust
4.117% due 04/25/2036 ~	144	76
4.515% due 01/25/2036 ~	162	90
5.172% due 09/25/2036	12	11
TBW Mortgage-Backed Trust 6.000% due 07/25/2036	102	36
Verus Securitization Trust 7.803% due 06/25/2069 ~	500	493
WaMu Mortgage Pass-Through Certificates Trust
4.313% due 12/25/2036 •(j)	139	126
5.335% due 10/25/2045 •(j)	2,371	2,016
5.415% due 06/25/2044 •	135	133

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2036 (j)	560	487
Wells Fargo Commercial Mortgage Trust 4.928% due 12/15/2039 ~(j)	1,042	944
Worldwide Plaza Trust 3.596% due 11/10/2036 ~	2,400	139

Total Non-Agency Mortgage-Backed Securities (Cost $32,690)		26,976

ASSET-BACKED SECURITIES 43.8%
AUTOMOBILE ABS OTHER 0.1%
Flagship Credit Auto Trust 0.000% due 06/15/2029 «(f)	14	37

HOME EQUITY OTHER 35.5%
Asset-Backed Securities Corp. Home Equity Loan Trust 7.687% due 06/21/2029 •	58	56
Citigroup Mortgage Loan Trust
4.755% due 12/25/2036 •(j)	975	534
4.875% due 12/25/2036 •	603	219
Countrywide Asset-Backed Certificates Trust
4.835% due 06/25/2037 •(j)	440	440
4.840% due 09/25/2046 •(j)	4,130	3,283
4.915% due 05/25/2036 •(j)	6,601	5,619
6.310% due 10/25/2035 •(j)	2,199	1,830
EMC Mortgage Loan Trust 5.735% due 02/25/2041 ~	145	146
GE Capital Mortgage Services, Inc. Trust 6.705% due 04/25/2029 ~	14	12
GSAMP Trust 7.060% due 12/25/2034 •(j)	2,156	1,774
HSI Asset Securitization Corp. Trust
4.655% due 04/25/2037 •(j)	2,626	1,347
4.775% due 12/25/2036 •(j)	4,120	1,002
IndyMac Residential Asset Backed Trust 4.675% due 04/25/2037 •(j)	2,978	2,012
MASTR Asset-Backed Securities Trust 4.655% due 08/25/2036 •(j)	2,334	859
Morgan Stanley ABS Capital, Inc. Trust
4.575% due 10/25/2036 ~(j)	7,916	3,465
5.215% due 12/25/2034 •	74	71
People's Financial Realty Mortgage Securities Trust 4.565% due 09/25/2036 •(j)	5,597	1,047
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 þ(j)	3,240	1,302
Soundview Home Loan Trust 5.385% due 10/25/2037 ~(j)	1,450	1,108
Structured Asset Investment Loan Trust 8.935% due 10/25/2033 •	68	80

		26,206

MANUFACTURING HOUSE ABS OTHER 0.9%
Conseco Finance Securitizations Corp. 9.163% due 03/01/2033 •	643	649
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 •	20	20

		669

MANUFACTURING HOUSE SEQUENTIAL 0.2%
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~	1,185	93
Conseco Finance Securitizations Corp. 7.960% due 05/01/2031	324	68

		161

WHOLE LOAN COLLATERAL 1.7%
Citigroup Mortgage Loan Trust 5.135% due 11/25/2046 •(j)	1,100	937
Lehman XS Trust 6.260% due 11/25/2035 þ	661	291

		1,228

OTHER ABS 5.4%
ABSLT DE LLC 12.870% due 05/20/2033 «	1,200	1,198
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ(j)	578	552
Apex Credit CLO Ltd. 0.000% due 10/20/2034 ~	500	270

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

Crown City CLO 0.000% due 04/20/2035 ~	600	264
Dryden Senior Loan Fund 1.000% due 04/15/2038 «~(b)	600	537
MAN GLG U.S. CLO Ltd. 0.000% due 07/15/2034 •	600	347
Marlette Funding Trust
0.000% due 07/16/2029 «(f)	5	4
0.000% due 03/15/2030 «(f)	8	47
National Collegiate Commutation Trust 0.000% due 03/25/2038 •	3,496	572
SMB Private Education Loan Trust 0.000% due 02/16/2055 «(f)	0	183
SoFi Professional Loan Program LLC 0.000% due 09/25/2040 «(f)	339	28

		4,002

Total Asset-Backed Securities (Cost $46,995)		32,303

	SHARES
COMMON STOCKS 9.7%
COMMUNICATION SERVICES 2.2%
Clear Channel Outdoor Holdings, Inc. (e)	108,013	120
iHeartMedia, Inc. 'A' (e)	25,745	42
iHeartMedia, Inc. 'B' «(e)	20,009	29
Syniverse Holdings, Inc. «(i)	422,028	411
Windstream Services LLC «(e)	43,518	976

		1,578

CONSUMER DISCRETIONARY 0.0%
West Marine «(e)(i)	2,750	17

FINANCIALS 0.0%
MNEQ Holdings, Inc. «(e)(i)	511	2

HEALTH CARE 5.1%
Amsurg Equity «(e)(i)	81,058	3,790

INDUSTRIALS 2.4%
Clover Holdings, Inc. «(e)(i)	1,626	27
Incora New Equity «(e)(i)	47,162	1,686
Mcdermott International Ltd. (e)	57	1
Westmoreland Mining Holdings «(e)(i)	9,154	10
Westmoreland Mining LLC «(e)(i)	16,748	55

		1,779

Total Common Stocks (Cost $8,687)		7,166

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
West Marine - Exp. 09/11/2028 «	357	0

Total Warrants (Cost $0)		0

PREFERRED SECURITIES 0.4%
INDUSTRIALS 0.4%
SVB Financial Trust
0.000% due 11/07/2032 (f)	440	0
11.000% due 11/07/2032	583	286

Total Preferred Securities (Cost $325)		286

REAL ESTATE INVESTMENT TRUSTS 0.8%
REAL ESTATE 0.8%
Uniti Group, Inc.	34,736	175
VICI Properties, Inc.	13,531	442

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

Total Real Estate Investment Trusts (Cost $256)		617

SHORT-TERM INSTRUMENTS 0.7%
MUTUAL FUNDS 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (h)	213,962	214

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.4%
4.299% due 05/22/2025 (f)(g)(m)	$283	281

Total Short-Term Instruments (Cost $495)		495

Total Investments in Securities (Cost $125,720)		103,099

	SHARES
INVESTMENTS IN AFFILIATES 13.2%
SHORT-TERM INSTRUMENTS 13.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.2%
PIMCO Short-Term Floating NAV Portfolio III	1,000,298	9,737

Total Short-Term Instruments (Cost $9,733)		9,737

Total Investments in Affiliates (Cost $9,733)		9,737

Total Investments 152.9% (Cost $135,453)		$112,836
Financial Derivative Instruments (k)(l) (0.2)%(Cost or Premiums, net $1,074)		(181)
Other Assets and Liabilities, net (52.7)%		(38,845)

Net Assets 100.0%		$73,810

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Coupon represents a 7-Day Yield.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity	11/02/2023 - 11/06/2023	$3,387	$3,790	5.14%
Clover Holdings, Inc.	12/09/2024	24	27	0.04
Incora New Equity	01/31/2025	2,291	1,686	2.28
Incora Top Holdco LLC 0.000% due 01/30/2033	01/31/2025	1,012	1,462	1.98
MNEQ Holdings, Inc.	03/16/2023 - 03/29/2023	6	2	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2024	416	411	0.56
West Marine	09/12/2023	39	17	0.02
Westmoreland Mining Holdings	12/08/2014	267	10	0.01
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	84	55	0.08

$7,526	$7,460	10.11%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BNY	5.460%	01/10/2025	07/10/2025	$(1,968)	$(1,992)
BOS	4.600	02/10/2025	TBD(2)	(306)	(308)
BPS	4.870	03/28/2025	04/29/2025	(203)	(203)
5.570	01/23/2025	07/22/2025	(427)	(431)
5.590	11/18/2024	05/16/2025	(101)	(103)
5.590	01/23/2025	07/22/2025	(7,168)	(7,243)
5.710	11/18/2024	05/16/2025	(641)	(655)
5.910	10/24/2024	04/22/2025	(1,545)	(1,585)
BRC	4.700	12/20/2024	TBD(2)	(793)	(803)
5.560	02/05/2025	08/04/2025	(608)	(613)
5.560	03/21/2025	07/18/2025	(1,026)	(1,028)
5.810	01/22/2025	05/23/2025	(1,834)	(1,854)
BYR	4.860	01/21/2025	04/21/2025	(491)	(496)
4.860	02/18/2025	05/19/2025	(661)	(665)
DBL	5.209	03/17/2025	05/16/2025	(223)	(224)
GLM	5.320	09/27/2024	06/24/2025	(538)	(553)
IND	4.600	02/21/2025	04/09/2025	(681)	(684)
4.700	03/06/2025	06/04/2025	(286)	(287)
4.990	03/26/2025	08/25/2025	(97)	(97)
5.020	03/14/2025	06/13/2025	(619)	(620)
5.070	03/14/2025	06/13/2025	(753)	(755)

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

				5.080		03/14/2025	06/13/2025	(671)		(673)
MZF				5.330		03/12/2025	09/12/2025	(4,256)		(4,268)
RTA				5.400		03/14/2025	07/14/2025	(624)		(626)
				5.500		03/31/2025	05/15/2025	(153)		(153)
				5.600		01/07/2025	04/07/2025	(1,719)		(1,742)
SOG				4.710		03/24/2025	06/24/2025	(396)		(397)
				5.460		02/20/2025	08/19/2025	(684)		(688)
TDM				4.500		12/20/2024	TBD(2)	(18)		(19)
UBS				5.270		03/10/2025	09/10/2025	(2,248)		(2,255)
				5.440		01/08/2025	04/08/2025	(1,093)		(1,107)
				5.540		01/08/2025	04/08/2025	(4,794)		(4,855)

Total Reverse Repurchase Agreements										$(37,982)

(j)							Securities with an aggregate market value of $50,680 and cash of $25 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(36,592) at a weighted average interest rate of 5.994%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)							Open maturity reverse repurchase agreement.
(k)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract December Futures				03/2026	1	$(241)	$4		$0	$0
3-Month SOFR Active Contract June Futures				09/2025	2	(480)	10		0	0
3-Month SOFR Active Contract March Futures				06/2025	2	(478)	11		0	0
3-Month SOFR Active Contract March Futures				06/2026	1	(241)	3		0	0
3-Month SOFR Active Contract September Futures				12/2025	1	(240)	4		0	0

Total Futures Contracts							$32	$0		$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	2.300%	Annual	01/17/2026	$300	$0	$5	$5	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	200	(1)	(8)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	1,900	(4)	(89)	(93)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	140	(5)	(9)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	4,900	45	(36)	9	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029	2,000	(6)	(163)	(169)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	06/19/2029	7,800	(32)	175	143	6	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	06/17/2030	10,300	8	368	376	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031	100	0	15	15	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031	100	0	15	15	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	1,800	54	(18)	36	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	12/19/2038	5,200	13	583	596	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050	100	(1)	36	35	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050	400	0	163	163	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050	700	(4)	275	271	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050	400	(2)	164	162	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051	1,300	(1)	575	574	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	5,700	994	1,148	2,142	0	(30)

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	2,800	674	336	1,010	0	(15)

Total Swap Agreements	$1,732	$3,535	$5,267	$21	$(83)

Cash of $1,075 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	ABX.HE.AA.6-1 Index «	0.320%	Monthly	07/25/2045	$1,442	$(287)	$181	$0	$(106)
ABX.HE.PENAAA.7-1 Index «	0.090	Monthly	08/25/2037	444	(371)	358	0	(13)

Total Swap Agreements	$(658)	$539	$0	$(119)

(m)

Securities with an aggregate market value of $281 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$9,154	$5,799	$14,953
Corporate Bonds & Notes
Banking & Finance	0	3,456	0	3,456
Industrials	0	8,499	3,004	11,503
Utilities	0	363	0	363
U.S. Government Agencies	0	4,981	0	4,981
Non-Agency Mortgage-Backed Securities	0	26,724	252	26,976
Asset-Backed Securities
Automobile ABS Other	0	0	37	37
Home Equity Other	0	26,206	0	26,206
Manufacturing House ABS Other	0	669	0	669
Manufacturing House Sequential	0	161	0	161
Whole Loan Collateral	0	1,228	0	1,228
Other ABS	0	2,005	1,997	4,002
Common Stocks
Communication Services	162	0	1,416	1,578
Consumer Discretionary	0	0	17	17
Financials	0	0	2	2
Health Care	0	0	3,790	3,790
Industrials	0	1	1,778	1,779
Preferred Securities
Industrials	0	286	0	286
Real Estate Investment Trusts
Real Estate	617	0	0	617
Short-Term Instruments
Mutual Funds	0	214	0	214
U.S. Treasury Bills	0	281	0	281

$779	$84,228	$18,092	$103,099
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,737	$0	$0	$9,737

Total Investments	$10,516	$84,228	$18,092	$112,836

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$21	$0	$21

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(83)	0	(83)
Over the counter	0	0	(119)	(119)

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

				$0			$(83)	$(119)	$(202)

Total Financial Derivative Instruments				$0			$(62)	$(119)	$(181)

Totals				$10,516			$84,166	$17,973	$112,655

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:
Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$4,920	$1,176	$(1,303)	$3	$71	$(51)	$983	$0	$5,799	$20
Corporate Bonds & Notes
Banking & Finance	134	0	(185)	0	10	41	0	0	0	0
Industrials	3,804	2,374	(3,303)	(7)	(1,037)	993	180	0	3,004	450
Non-Agency Mortgage-Backed Securities	1,173	0	(166)	11	17	306	0	(1,089)	252	253
Asset-Backed Securities
Automobile ABS Other	748	0	(97)	0	(251)	(363)	0	0	37	(635)
Home Equity Other	541	0	(197)	3	22	(4)	0	(365)	0	9
Whole Loan Collateral	14	0	(15)	2	1	(2)	0	0	0	0
Other ABS	545	1,747	0	(6)	0	(289)	0	0	1,997	(288)
Common Stocks
Communication Services(3)	1,128	25	0	0	0	263	0	0	1,416	263
Consumer Discretionary(4)	1,800	0	(1,825)	0	1,400	(1,358)	0	0	17	0
Energy	173	0	(186)	0	138	(125)	0	0	0	0
Financials	0	6	0	0	0	(3)	0	0	2	(3)
Health Care	4,013	0	0	0	0	(223)	0	0	3,790	(224)
Industrials	60	2,338	0	0	0	(620)	0	0	1,778	(619)
Warrants
Preferred Securities
Industrials	0	0	0	0	(604)	604	0	0	0	604

	$19,053	$7,666	$(7,277)	$6	$(233)	$(832)	$1,163	$(1,454)	$18,092	$(170)
Financial Derivative Instruments- Liabilities
Over the counter	$(144)	$0	$(63)	$0	$31	$57	$0	$0	$(119)	$57

Totals	$18,909	$7,666	$(7,340)	$6	$(202)	$(775)	$1,163	$(1,454)	$17,973	$(113)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$81	Comparable Companies			EBITDA Multiple		X	14.000	—
		2,182	Discounted Cash Flow			Discount Rate			7.571 - 14.360	9.531
		141	Indicative Market Quotation			Broker Quote			74.500	—
		879	Other Valuation Techniques(5)			-			-	—
		2,516	Third Party Vendor			Broker Quote			37.500 - 101.500	98.592
Corporate Bonds & Notes
Industrials		2,824	Comparable Companies/Discounted Cash Flow			Revenue Multiple/Discount Rate		X/ %	0.900/10.000	—
		180	Indicative Market Quotation			Broker Quote			60.000	—
Non-Agency Mortgage-Backed Securities		252	Discounted Cash Flow			Discount Rate			10.000	—
Asset-Backed Securities
Automobile ABS Other		37	Discounted Cash Flow			Discount Rate			16.000	—
Other ABS		1,460	Discounted Cash Flow			Discount Rate			9.000 – 13.000	9.665
		537	Recent Transaction			Purchase Price			89.500	—
Common Stocks
Communication Services		976	Comparable Companies			EBITDA Multiple		X	4.609	—
		411	Discounted Cash Flow			Discount Rate			13.210	—
		29	Reference instrument			Stock Price w/Liquidity Discount			12.000	—
Consumer Discretionary		17	Comparable Companies/Discounted Cash Flow			Revenue Multiple/Discount Rate		X/ %	0.500 /20.750	—
Financials		2	Indicative Market Quotation			Broker Quote			$4.500	—

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

Health Care	3,790	Comparable Companies	EBITDA Multiple	X	14.000	—
Industrials	28	Comparable Companies	EBITDA Multiple	X	11.000 /9.750	—
	1,685	Comparable Companies/Discounted Cash Flow	Revenue Multiple/Discount Rate	X/ %	0.900/10.000	—
	65	Indicative Market Quotation	Broker Quote		1.063 - 3.281	2.948
Financial Derivative Instruments- Liabilities
Over the counter	(119)	Indicative Market Quotation	Broker Quote		92.500 – 98.500	93.177

Total	$17,973

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)			Sector type updated from Industrials and Utilities to Communication Services since prior fiscal year end.
(4)			Sector type updated from Industrials and Utilities to Consumer Discretionary since prior fiscal year end.
(5)			Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund's transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$8,525	$32,508	$(31,300)	$3	$1	$9,737	$310	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BNY	Bank of New York Mellon	DBL	Deutsche Bank AG London	RTA	RBC (Barbados) Trading Bank Corp.
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	SOG	Societe Generale Paris
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	TDM	TD Securities (USA) LLC
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	UBS	UBS Securities LLC
BYR	The Bank of Nova Scotia - Toronto	MZF	Mizuho Securities USA LLC

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	OIS	Overnight Index Swap	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	PIK	Payment-in-Kind	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit	TBD%	Interest rate to be determined when loan settles or at the time of funding